NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Nature of Deferred Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Unrecognized deferred tax assets	€ (92,906)	€ (77,541)	€ (60,236)
Net amount	0	0	0
Loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	91,775	76,978	59,594
Tax credit carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	178	79	0
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	€ 953	€ 484	€ 643